Premises and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Summary of premises and equipment
Total, premises and equipment	$ 58,195	$ 57,832
Less accumulated depreciation	20,697	19,753
Premises and equipment, net	37,498	38,079
Land and land improvements
Summary of premises and equipment
Total, premises and equipment	10,152	10,073
Buildings and improvements
Summary of premises and equipment
Total, premises and equipment	35,504	33,730
Furniture and equipment
Summary of premises and equipment
Total, premises and equipment	12,016	11,627
Construction in progress
Summary of premises and equipment
Total, premises and equipment	$ 523	$ 2,402